Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 per share
Amount Registered | shares	26,354,167
Maximum Aggregate Offering Price	$ 316,250,004.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,674.13
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-281308). (2) Includes 3,437,500 shares of common stock that the underwriters have an option to purchase.